EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS

NOTE 7 – EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS

On August 29, 2023, VBL was notified by Nasdaq that it had not regained compliance with the minimum bid price requirement and was subject to delisting. VBL intends to timely request a hearing before the Hearings Panel, which will stay the suspension of VBL’s ordinary shares pending the Hearings Panel’s conclusion of the hearing process. VBL intends to request this extension to regain compliance on the basis that completion of the proposed Merger and reverse stock split will enable the combined company following the Merger to meet the applicable Nasdaq initial listing requirements, including the minimum bid price requirement.

NOTE 14 – EVENTS SUBSEQUENT TO ORIGINAL ISSUANCE OF FINANCIAL STATEMENTS (UNAUDITED)

a.	As mentioned in Note 2(o), the Company was entitled to receive an additional €1.4 million ($1.5 million) in grant funding from the EIC, which was received in May 2023

b.

On June 30, 2023, the Company entered into a non-binding term sheet with Wellbeing Group Ltd. (“Wellbeing”), as amended, for the sale of VB-601 and MOSPD2-related assets (“VB-601 Asset”) to Wellbeing, or one of their assignees, for total consideration of up to $5 million plus royalties. The offer consists of a $250,000 upfront payment to be paid upon closing, up to a total of $4.75 million in clinical and commercial milestones, and a low to mid single digit percentage tiered royalty on annual net sales above $50 million. In addition, the sale of the VB-601 Asset would qualify as a related party transaction requiring audit committee and board of directors approval. The closing of the sale of the VB-601 Asset would be subject to the separate approval of the Company’s shareholders.

c.	On July 28, 2023, 7,400,000 pre-funded warrants to purchase VBL Ordinary Shares were exercised via cashless exercise, resulting in the issuance of 7,140,350 VBL Ordinary Shares.

d.	On August 29, 2023, VBL was notified by Nasdaq that it had not regained compliance with the minimum bid price requirement and was subject to delisting. VBL intends to timely request a hearing before the Hearings Panel, which will stay the suspension of VBL’s ordinary shares pending the Hearings Panel’s conclusion of the hearing process. VBL intends to request this extension to regain compliance on the basis that completion of the proposed Merger and reverse stock split will enable the combined company following the Merger to meet the applicable Nasdaq initial listing requirements, including the minimum bid price requirement.